Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
16
. Related Party Transactions
BrightMark Partners LLC Management Services Agreement
In August 2018
, the Company entered into a management services agreement with BrightMark Partners LLC (“BrightMark”), a related party, for certain management services including management, business, operational, strategic, and advisory services. Under the agreement, management services were to be provided for an initial term of three years that automatically renewed for an additional one-year term.
As consideration for the management services, the Company paid $40 thousand, including costs and expenses incurred by BrightMark on behalf of Local Bounti, as reasonably determined by both parties on a monthly basis. In March 2021
, the Company and BrightMark terminated the management services agreement.
The Company incurred management fees of $120
 thousand and $
628
 thousand for the years e
nded December 31
,
2021
and
2020
, respectively.
“Accrued liabilities—related party” primarily represents amounts owed to BrightMark related to the management services agreement and were $8 thousand and $833 thousand as of December 31, 2021 and December 31, 2020, respectively.